25. Leases (Details - Maturity of Lease Liabilities) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 546
2021	378
2022	223
2023	175
2024	111
Thereafter	1,402
Total lease payments	2,835
Less: interest	(909)
Present value of lease payments	1,926
Operating lease liabilities, current	426	$ 0
Operating lease liabilities, noncurrent	$ 1,500